New Accounting Standards	12 Months Ended
Dec. 31, 2024
New Accounting Standards [Abstract]
NEW ACCOUNTING STANDARDS
5.	NEW ACCOUNTING STANDARDS

The following new standards and amendments to existing standards were issued by the IASB and are expected to be adopted by the Company in 2025 or later.

(a)	IFRS 18, Presentation and Disclosure in Financial Statements (“IFRS 18”) - In April 2024, IFRS 18, was issued to achieve comparability of the financial performance of similar entities. The issuance of IFRS 18 is expected to have a substantive impact on financial statements, including potential changes to the structure of the income statement and various disclosure requirements. The standard, which replaces IAS 1, “Presentation of Financial Statements”, impacts the presentation of primary financial statements and notes, including the statement of earnings where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements. The standard is effective for annual reporting periods beginning on or after January 1, 2027, including interim financial statements, and requires retrospective application. The Company is assessing the potential impact of the standard on its consolidated financial statements.